Consolidated Statements of Other Comprehensive Income Consolidated Statements of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 5,330	$ 4,575	$ 1,734
Available-for-sale-investments:
Gain arising during the period	0	497	333
Reclassification adjustments for loss (gain) included in the consolidated statements of operations	0	0	(74)
Available-for-sale-investments	0	497	259
Derivative financial instruments:
Gain (loss) arising during the period	755	(340)	40
Reclassification adjustments for loss (gain) included in the consolidated statements of operations	353	28	(14)
Derivative financial instruments	1,108	(312)	26
Exchange differences arising on translation of foreign operations:
(Loss) gain arising during the period	(1,996)	2,025	(398)
Reclassification adjustments for gain included in the consolidated statements of operations	(15)	(21)	(13)
Exchange differences arising on translation of foreign operations	(2,011)	2,004	(411)
Share of other comprehensive income (loss) related to associates and joint ventures
(Loss) gain arising during the period	(239)	341	(79)
Reclassification adjustments for (gain) loss included in the consolidated statements of operations	(123)	217	86
Share of other comprehensive income (loss) related to associates and joint ventures	(362)	558	7
Income tax benefit (expense) related to components of other comprehensive income (loss) that can be recycled to the consolidated statements of operations	(274)	167	(26)
Investments in equity instruments at FVOCI:
Loss arising during the period	(603)	0	0
Share of other comprehensive loss related to associates and joint ventures	(5)	0	0
Investments in equity instruments at FVOCI	(608)	0	0
Employee benefits - Recognized actuarial gains	344	1,098	9
Share of other comprehensive income (loss) related to associates and joint ventures	0	29	(24)
Income tax benefit related to components of other comprehensive income that cannot be recycled to the consolidated statements of operations	228	42	1
Total other comprehensive (loss) income	(1,575)	4,083	(159)
Equity holders of the parent	(1,478)	4,037	(186)
Non-controlling interests	(97)	46	27
Total comprehensive income	3,755	8,658	1,575
Total comprehensive income attributable to:
Equity holders of the parent	3,671	8,605	1,593
Non-controlling interests	$ 84	$ 53	$ (18)